Related Party Transactions - Service Agreements (Details) - CCL [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Gas and Power Supply Services Agreement [Member] | Shared Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	$ 125,000	$ 125,000
Operation and Maintenance Agreement [Member] | O&M Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	125,000	125,000
Management Services Agreement [Member] | Shared Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	$ 375,000	$ 375,000
Monthly fee as a percentage of capital expenditures incurred in the previous month	3.00%	3.00%